Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands							1 Months Ended		3 Months Ended
	Dec. 07, 2023	Sep. 21, 2023	Aug. 01, 2023	Jun. 22, 2023	Apr. 27, 2023	Feb. 03, 2023	Aug. 24, 2023	Feb. 28, 2021	Sep. 30, 2023
Apple Valley Water System
Regulatory Liabilities [Line Items]
Approved revenue increase						$ 1,494
Park Water System
Regulatory Liabilities [Line Items]
Approved revenue increase						$ 1,105
CalPeco Electric System
Regulatory Liabilities [Line Items]
Approved revenue increase					$ 26,979
St. Lawrence Gas
Regulatory Liabilities [Line Items]
Approved revenue increase				$ 5,249
Pine Bluff Water
Regulatory Liabilities [Line Items]
Approved revenue increase							$ 3,400
Gas New Brunswick
Regulatory Liabilities [Line Items]
Approved revenue increase		$ 700
Empire Electric
Regulatory Liabilities [Line Items]
Approved revenue increase	$ 5,300
Securitization of qualified extraordinary costs affirmed			$ 290,383
Public utilities, incurred cost one-time net gain (loss)								$ 63,495	$ 48,452